Short-term Borrowings	12 Months Ended
Dec. 31, 2015
Short-term Borrowings [Abstract]
Short-term Borrowings
14.      Short-term Borrowings:

The amounts comprising short-term debt in the accompanying consolidated balance sheets are analyzed as follows:

Secured Short-term borrowings:	December 31, 2015	December 31, 2014
Loan Facility:
a) Revolving overdraft credit facility dated 5/6/2015	$5,356	$6,993
b) Security agreement dated 8/12/2015	80,000	110,500
c) Borrowing base facility agreement dated 9/16/2015	164,141	201,485
Total short-term borrowings	$249,497	$318,978

The above dates show the later of the date of the facility, the date of the most recent renewal or the date the loan was assumed by the Company.

a)      On May 06, 2015, the Company extended its 2008 overdraft facility of $7,000 for one year period with a supplemental agreement.

The supplemental facility bears interest at LIBOR plus 6.0%, is collateralized by, among other things, a first priority mortgage over each of the vessels Aegean Ace and Aegean Champion and requires the Company to maintain a minimum security value of 125%. Furthermore, the credit facility contains financial covenants requiring the Company to ensure that (i) adjusted consolidated book net worth, as defined, not be less than $175,000, (ii) consolidated leverage ratio, as defined, not to exceed 0.75-to-one, and (iii) consolidated liquid funds (total cash and cash equivalents and the undrawn amount of any committed overdraft facilities available to the Company) ("liquid funds"), as defined, not be less than $25,000.

b)      On December 17, 2013, the Company's subsidiary, Aegean Bunkering U.S.A., which acquired the U.S. East Coast Business acquisition (Note 3) signed a loan agreement for an amount up to $150,000 with an international bank in order to fund the purchases of the inventories as defined in the purchase agreement.  On August 22, 2014 and August 12, 2015, the Company's subsidiary signed an amendment and renewed the facility with a syndicate of commercial lenders for an amount up to $250,000. The facility matures on August 21, 2016, bears interest at LIBOR plus 2.1% and the financial covenants require Aegean Bunkering U.S.A., as the Borrower, to maintain: tangible net worth not less than $25,000; net working capital not less than $25,000, leverage ratio no more than 9.0 to 1.0. The agreement also contains covenants that require the parent to maintain minimum consolidated tangible net worth of $410,000; consolidated net working capital not less than $125,000; consolidated current ratio no more than 1.15 to 1.0; consolidated interest coverage ratio no more than 1.9 to 1.0.

c)      On September 16, 2015, Aegean Marine Petroleum S.A., Aegean Petroleum International Inc., Aegean NWE N.V. and Aegean Bunkering Germany BD&M, the Company's wholly-owned subsidiaries, renewed the $1 billion Secured Multicurrency Revolving Credit Facility with a syndicate of commercial lenders, which the Company and these subsidiaries have guaranteed. The facility is comprised of three tranches, consisting of Tranche A of $155,000 for a one year tenor, Tranche B of $115,000 for a two year tenor and Tranche C of $730,000 for an uncommitted tenor. Outstanding amounts under Tranche A and Tranche B bear interest at LIBOR, plus a margin of 2.1% and 2.5%, respectively, and outstanding amounts under Tranche C bear interest at a rate determined by the relevant lender that represents its cost of funds, plus a margin of 2.0%. The facility imposes certain operating and financial restrictions on the Group, which restrict its ability to incur debt, change its legal and beneficial ownership, merge or consolidate, acquire or incorporate companies and change its business activities. In addition, the facility contains financial covenants which require the Company to maintain (i) minimum consolidated net working capital of not less than $35,000 which will increase to $125 million following the quarter of the first utilization date, (ii) consolidated net tangible net worth of $410,000, (iii) a current ratio of at least 1.04 to-one which will increase to 1.15-to-one following the quarter of the first utilization date and (iv) an interest cover ratio of at least 1.9-to-one.

As at December 31, 2015, the Company was in compliance with all of its covenants contained in its credit facilities.

Interest: Total interest incurred on short-term borrowings for the years ended December 31, 2015, 2014 and 2013 amounted to $6,917, $13,340 and $14,045, respectively (Note 21) and is included in interest and finance costs, in the accompanying consolidated statements of income. During the years ended December 31, 2015, 2014 and 2013, the weighted average interest rate (including the margin) was 2.58%, 2.99%, and 3.72%, respectively.

Amounts available under Short-term Facilities: As of December 31, 2015, the Company had $852,913 available uncommitted undrawn amount under its short-term loan agreements to finance working capital requirements.